Lord Abbett Bond-Debenture Fund, Inc.
                                90 Hudson Street
                       Jersey City, New Jersey 07302-3973

                                  May 9, 2001


VIA EDGAR
Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C. 20549


Re:     Lord Abbett Bond-Debenture Fund, Inc.
        CIK: 0000060365
        File No.: 2-38910
        File No.: 811-2145


Dear Sir/Madam:

     Pursuant to Rule 497 (j) under the Securities Act of 1933, please be advised that there are no changes to the Prospectuses and Statement of Additional Information contained in Post-Effective Amendment No. 52 to the Fund's Registration Statement on Form N-1A filed pursuant to Rule 485 (b) with the Securities and Exchange Commission on April 19, 2001.

     Please contact the undersigned at (201) 395-2279 if you have any questions or comments.

                                        Very truly yours,

                                        Vicki Herbst
                                        Legal Assistant